EVENTS DURING THE REPORTING PERIOD (Tables)	6 Months Ended
Jun. 30, 2024
Roseman Engineering Ltd And Roseman Holdings Limited [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of consideration in respect of acquisition and amounts recognized in respect of assets purchased and liabilities assumed on purchase date, at fair value
US Dollars in thousands
Cash	4,089
Deferred consideration	769
Issuance of Ordinary Shares	505
Total	5,363

Amounts recognized on the acquisition date:
Cash and cash equivalents	401
Trade receivables	2,643
Inventory	1,269
Right of use assets	1,466
Other receivables	284
Property and equipment	158
Deferred Income	(693)
Trade payables	(635)
Other liabilities	(754)
Other payables	(1,744)
Lease liabilities	(1,466)
Total	929
Goodwill and identifiable intangible assets	4,434
Total	5,363

VM Tecnologia LTDA
Disclosure of detailed information about business combination [line items]
Disclosure of consideration in respect of acquisition and amounts recognized in respect of assets purchased and liabilities assumed on purchase date, at fair value
US Dollars in thousands
Cash	11,345
Contingent Consideration	5,429
Total	16,774

Amounts recognized on acquisition date:
Cash and cash equivalents	99
Trade receivables	669
Other receivables	651
Property and equipment, net	6,648
Right of use	46
Trade payables	(407)
Other payables	(710)
Other liabilities	(684)
Lease liability	(53)
Long term liabilities	(433)
Deferred Tax Liability	(232)
Total	5,594

Goodwill and identifiable intangible assets	11,180
Total	16,774